UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       4/25/2005
--------------                      -----------                       ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           33
                                         -----------
Form 13F Information Table Value Total:  $20,936,014
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS + CHEMS INC          COM              9158106     645558   10200          SOLE                X      0    0
AIRSPAN NETWORKS INC           COM              00950H102  1279667  250424          SOLE                X      0    0
ALCATEL ALSTHOM                SPONSORED ADR    13904305    985190   81623          SOLE                X      0    0
                               REPSTG 1/5 SH
ALIGN TECHNOLOGY INC           COM              16255101    306047   49046          SOLE                X      0    0
AMERICAN INTL GROUP INC        COM              26874107   1038938   18750          SOLE                X      0    0
ARGONAUT TECHNOLOGIES INC      OC COM           40175101    176888  198750          SOLE                X      0    0
BIOENVISION INC                COM              09059N100   192165   33420          SOLE                X      0    0
BROCADE COMMUNICATIONS SYS INC COM              111621108   154423   26085          SOLE                X      0    0
COCA COLA CO                   COM              191216100   375030    9000          SOLE                X      0    0
CYTYC CORP                     COM              232946103   297036   12909          SOLE                X      0    0
EON COMMUNICATIONS CORP        COM              268763109   266254  143921          SOLE                X      0    0
E PIPHANY INC                  COM              26881V100   309691   87237          SOLE                X      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2135313   70870          SOLE                X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   644200   20000          SOLE                X      0    0
EXXON MOBIL CORP               COM              30231G102  2002560   33600          SOLE                X      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204   407971    7167          SOLE                X      0    0
GANNETT INC                    COM              364730101   727536    9200          SOLE                X      0    0
GENERAL ELEC CO                COM              369604103  1427976   39600          SOLE                X      0    0
LAUDER ESTEE COS INC           CL A             518439104   751166   16700          SOLE                X      0    0
MCGRAW HILL COS INC            COM              580645109   261750    3000          SOLE                X      0    0
MERCK + CO INC                 COM              589331107   699192   21600          SOLE                X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   674240    5600          SOLE                X      0    0
                               STANDARD +
                               POORS
QUICKLOGIC CORP                CDT COM          74837P108   201058   58789          SOLE                X      0    0
RENOVIS INC                    COM              759885106   202751   25124          SOLE                X      0    0
SBC COMMUNICATIONS INC         COM              78387G103   922370   38935          SOLE                X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   295845   13417          SOLE                X      0    0
TUMBLEWEED COMMUNICATIONS CORP COM              899690101   220634   79940          SOLE                X      0    0
VA SOFTWARE CORP               COM              91819B105   244284  148051          SOLE                X      0    0
VERIZON COMMUNICATIONS                          92343V104   629593   17735          SOLE                X      0    0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106   541364   40101          SOLE                X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   224004    4400          SOLE                X      0    0
WELLS FARGO + CO NEW           COM              949746101   514280    8600          SOLE                X      0    0
WYETH                          COM              983024100  1181040   28000          SOLE                X      0    0